Segment Reporting (Details)	12 Months Ended
Dec. 31, 2024
Segment Reporting Information [Line Items]
Number of reportable segment	single reportable segment
Sales to South Korea [Member]
Segment Reporting Information [Line Items]
Revenue performance obligation percentage	14.00%